CONTEXT CAPITAL FUNDS (THE “TRUST”)

Supplement dated November 17, 2015 to the Statement of Additional Information (“SAI”) dated May 1, 2015 as supplemented May 18, 2015, May 29, 2015, July 9, 2015, July 29, 2015, September 17, 2015 and November 2, 2015

On November 10, 2015, the Board of Trustees of the Trust accepted the resignation of Christopher J. LaCroix, as a Trustee of the Trust. With his resignation, this Statement of Additional Information is revised as follows:

In the section entitled “Board of Trustees, Management and Service Providers” the following changes are hereby made:

In the table listing the names of the Independent Trustees on page 43, all information for Christopher J. LaCroix is deleted in its entirety.

The paragraph referring to Christopher J. LaCroix on page 44 is deleted in its entirety.

In the paragraphs describing the Audit Committee and the Nominating Committee on page 46, Christopher J. LaCroix is hereby deleted.

On November 17, 2015, the Audit Committee and the Board of Trustees of the Trust appointed Tate, Weller & Baker, LLP to serve as the independent registered public accounting firm for the Trust’s fiscal year ending December 31, 2015. The independent registered public accounting firm for the Trust’s fiscal year ending December 31, 2014, was KPMG. With the appointment of Tate Weller, this Statement of Additional Information is revised as follows:

The paragraph setting forth the name and address of the independent registered public accounting firm on page 52 is deleted in its entirety and replaced with the following:

Independent Registered Public Accounting Firm. Tate, Weller & Baker, LLP (“Tate Weller”), 1818 Market Street, Suite 2400, Philadelphia, PA 19103, is the independent registered public accounting firm for the Fund, providing audit and tax services. Tate Weller audits the annual financial statements of the Fund and provides the Fund with an audit opinion. Tate Weller also reviews certain regulatory filings of the Fund.

The reference to KPMG in the first paragraph under subsection “G. Financial Statements” of the section entitled “Other Matters” on page 65 is hereby deleted and replaced with Tate Weller.

The reference to KPMG in the second paragraph under subsection “G. Financial Statements” of the section entitled “Other Matters” on page 65 is hereby deleted and replaced with KPMG LLP.

This Supplement provides information a prospective investor ought to know before investing and should be retained for future reference.